LONG-TERM DEBT (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 24, 2012 2017 Convertible Senior Notes USD ($)	Dec. 31, 2014 2017 Convertible Senior Notes USD ($)	Dec. 31, 2014 2017 Convertible Senior Notes CNY	Dec. 31, 2013 2017 Convertible Senior Notes CNY	Sep. 24, 2012 2017 Convertible Senior Notes ADS USD ($)	Dec. 31, 2014 2017 Convertible Senior Notes ADS USD ($)	Dec. 31, 2014 2017 Convertible Senior Notes ADS CNY	Dec. 31, 2014 2017 Convertible Senior Notes ADS Minimum	Dec. 31, 2014 2017 Convertible Senior Notes ADS Maximum	Dec. 31, 2014 2017 Convertible Senior Notes ADS Written call option Long Maximum	Dec. 31, 2014 2017 Convertible Senior Notes ADS Sold Warrants USD ($)	Dec. 31, 2014 2017 Convertible Senior Notes ADS Sold Warrants Maximum	Oct. 17, 2013 2018 Convertible Senior Notes USD ($)	Dec. 31, 2014 2018 Convertible Senior Notes USD ($)	Dec. 31, 2014 2018 Convertible Senior Notes CNY	Dec. 31, 2013 2018 Convertible Senior Notes CNY	Oct. 17, 2013 2018 Convertible Senior Notes USD ($)	Oct. 17, 2013 2018 Convertible Senior Notes ADS	Dec. 31, 2014 2018 Convertible Senior Notes ADS USD ($)	Oct. 17, 2013 2018 Convertible Senior Notes ADS USD ($)	Dec. 31, 2014 2018 Convertible Senior Notes ADS Maximum	Dec. 31, 2014 2018 Convertible Senior Notes ADS Written call option Long Maximum	Dec. 31, 2014 2018 Convertible Senior Notes ADS Sold Warrants USD ($)	Dec. 31, 2014 2018 Convertible Senior Notes ADS Sold Warrants Maximum	Dec. 31, 2014 Priceline Convertible Notes CNY	Dec. 31, 2014 Priceline Convertible Notes ADS USD ($)
LONG-TERM DEBT
Value of the Notes	$ 1,300,000,000	8,065,980,000	5,657,182,650			$ 69,000,000	428,427,630	814,222,650										$ 800,000,000	4,963,680,000	4,842,960,000									3,102,300,000
Aggregate principle amount					180,000,000																800,000,000									500,000,000
Interest rate (as a percent)					0.50%																1.25%
Initial conversion rate									0.0517116	0.0517116	0.0517116											0.0127568								81.36
Initial conversion price (in dollars per share)									$ 19.34															$ 78.39
Percentage of cash incentive												1.50%	2.00%
Amount of notes tendered	64,566,748	400,610,842								45,500,000
Number of instruments										2.35	2.35
Total cash paid											3,400,000
Accrued and unpaid interest											51.7116000
Proceeds from early termination of call option			70,270,919			11,600,000
Proceeds from issuance of convertible debt	494,633,014	3,069,000,000	4,723,511,720	1,097,195,400	175,000,000												780,000,000
Debt issuance costs					5,400,000												19,600,000
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option						1.00												1.00	1.00
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option						1.00												1.00	1.00						10
Increased initial conversion price, after effect of call option and warrants (in dollars per share)										$ 26.37													$ 96.27
Proceeds from sale of warrants			470,838,904	167,503,950											$ 26,600,000												$ 77,200,000
Number of shares that can be purchased from warrants sold																9.3												10.2
Exercise price of warrants sold (in dollars per share)															$ 26.37												$ 96.27
Expected life of warrants															5 years												5 years
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option														9.3												10.2